Restructuring and Productivity Initiatives (Narrative) (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				3 Months Ended
	Dec. 29, 2013	Dec. 28, 2014	Jun. 07, 2013	Mar. 28, 2013	Mar. 28, 2012	Apr. 27, 2011	Apr. 29, 2012 factory	Dec. 28, 2014
Restructuring Cost and Reserve [Line Items]
Number of faciliites eliminated	3
Successor [Member]
Restructuring Cost and Reserve [Line Items]
Costs related to restructuring and productivity initiatives	$ 410	$ 435
Severance costs	88
Asset impairment charges	2	79
Restructuring reserve, current	108	79						79
Successor [Member] | Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Costs related to restructuring and productivity initiatives	168	357
Successor [Member] | Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Costs related to restructuring and productivity initiatives	242	78
Successor [Member] | Severance and other severance related costs
Restructuring Cost and Reserve [Line Items]
Costs related to restructuring and productivity initiatives	274	175
Restructuring reserve, current	66	53						53
Successor [Member] | Other exit costs
Restructuring Cost and Reserve [Line Items]
Costs related to restructuring and productivity initiatives	70	56
Restructuring reserve, current	42	26						26
Successor [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Costs related to restructuring and productivity initiatives	66	204
Number of faciliites eliminated		6						6
Predecessor [Member]
Restructuring Cost and Reserve [Line Items]
Costs related to restructuring and productivity initiatives	6
Severance costs						48
Asset impairment charges			0	0	41
Restructuring reserve, current							55
Predecessor [Member] | Severance and other severance related costs
Restructuring Cost and Reserve [Line Items]
Costs related to restructuring and productivity initiatives			0	0	82
Predecessor [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Costs related to restructuring and productivity initiatives	6		6
Number of faciliites eliminated							6
Asset impairment charges							51
Pension Benefits [Member] | Successor [Member]
Restructuring Cost and Reserve [Line Items]
Costs related to restructuring and productivity initiatives	57
Productivity Initatives [Member] | Predecessor [Member]
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated							1,400
Severance costs							81
Asset impairment charges							51
Productivity Initatives [Member] | Predecessor [Member] | Other exit costs
Restructuring Cost and Reserve [Line Items]
Costs related to restructuring and productivity initiatives							73
Fiscal 2012 Plan [Member] | Predecessor [Member]
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated							1,500
Costs related to restructuring and productivity initiatives							205
Restructuring and related cost, incurred cost, net of tax							144
Fiscal 2012 Plan [Member] | Predecessor [Member] | Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Costs related to restructuring and productivity initiatives							130
Fiscal 2012 Plan [Member] | Predecessor [Member] | Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Costs related to restructuring and productivity initiatives							75
Fiscal 2012 Plan [Member] | Predecessor [Member] | Loss from discontinued operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost, net of tax							19
Europe [Member] | Predecessor [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Number of faciliites eliminated							2
United States [Member] | Predecessor [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Number of faciliites eliminated							3
Asia Pacific [Member] | Predecessor [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Number of faciliites eliminated							1
Phase I [Member] | Successor [Member]
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated		4,050
Phase I [Member] | Successor [Member] | Severance and other severance related costs
Restructuring Cost and Reserve [Line Items]
Costs related to restructuring and productivity initiatives		289
Footprint [Member] | Successor [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Number of faciliites eliminated		5						5
Restructuring approximate number of positions affected		1,600
Restructuring and related costs incurred to date		91
License Expiration [Member] | Successor [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring approximate number of positions affected		200
License Expiration [Member] | Successor [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Number of faciliites eliminated		1						1
Severance costs		11
Impairment of long-lived assets to be disposed		33
Phase II [Member] | Severance and other severance related costs
Restructuring Cost and Reserve [Line Items]
Costs related to restructuring and productivity initiatives								63
Phase II [Member] | Successor [Member]
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated								800
Severance costs								70
Impairment of long-lived assets to be disposed								$ 30